UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06142

Exact name of registrant as specified in charter:	Aberdeen Japan Equity Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments - The schedule of investments for the three-month period ended July 31, 2016 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2016

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS—99.6%(a)
COMMON STOCKS—99.6%
JAPAN—99.6%
AUTO COMPONENTS—1.6%
13,500	Aisin Seiki Co. Ltd.	$616,904
35,200	Denso Corp.	1,362,931
		1,979,835
AUTOMOBILES—5.2%
92,200	Honda Motor Co. Ltd.	2,497,496
72,700	Toyota Motor Corp.	4,073,729
		6,571,225
BANKS—4.1%
433,600	Concordia Financial Group Ltd.(b)	1,843,076
145,400	Suruga Bank Ltd.	3,315,312
		5,158,388
BUILDING PRODUCTS—2.8%
39,900	Daikin Industries Ltd.	3,460,259

CHEMICALS—10.3%
142,900	Kansai Paint Co. Ltd.	2,992,580
90,400	Nippon Paint Holdings Co. Ltd.	2,469,640
108,400	Shin-Etsu Chemical Co. Ltd.	7,397,114
		12,859,334
CONSUMER FINANCE—1.9%
103,200	AEON Financial Service Co. Ltd.	2,376,397

DIVERSIFIED FINANCIAL SERVICES—1.0%
87,000	Japan Exchange Group, Inc.	1,226,106

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS—5.4%
9,500	Keyence Corp.	6,701,047

FOOD & STAPLES RETAILING—6.2%
51,000	San-A Co. Ltd.	2,546,577
124,800	Seven & i Holdings Co. Ltd.	5,182,080
		7,728,657
FOOD PRODUCTS—1.5%
41,800	Calbee, Inc.	1,825,049

HEALTH CARE EQUIPMENT AND SUPPLIES—3.0%
26,900	Asahi Intecc Co. Ltd.	1,236,828
35,600	Sysmex Corp.	2,466,074
		3,702,902
HOTELS, RESTAURANTS & LEISURE—1.6%
88,400	Resorttrust, Inc.	2,000,485

HOUSEHOLD PRODUCTS—4.3%
111,300	Pigeon Corp.	2,784,137
126,300	Unicharm Corp.	2,596,937
		5,381,074
INFORMATION TECHNOLOGY SERVICES—0.5%
16,600	SCSK Corp.	692,475

See Notes to Portfolio of Investments.

Aberdeen Japan Equity Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2016

INTERNET SOFTWARE & SERVICES—2.1%
609,900	Yahoo Japan Corp.	$2,688,659

LEISURE PRODUCTS—1.6%
13,000	Shimano, Inc.	2,033,079

MACHINERY—14.5%
465,600	Amada Holdings Co. Ltd.	5,074,205
24,600	FANUC Corp.	4,113,317
42,500	Makita Corp.	2,990,113
220,000	Nabtesco Corp.	5,917,837
		18,095,472
PERSONAL PRODUCTS—2.0%
56,900	Mandom Corp.	2,509,217

PHARMACEUTICALS—6.9%
260,800	Astellas Pharma, Inc.	4,345,378
113,400	Chugai Pharmaceutical Co. Ltd.	4,237,920
		8,583,298
REAL ESTATE MANAGEMENT & DEVELOPMENT—6.9%
241,000	Daibiru Corp.	2,321,580
26,200	Daito Trust Construction Co. Ltd.	4,399,496
101,000	Mitsubishi Estate Co. Ltd.	1,878,355
		8,599,431
ROAD & RAIL—3.3%
45,500	East Japan Railway Co.	4,173,700

SPECIALTY RETAIL—1.5%
111,500	USS Co. Ltd.	1,891,228

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.7%
76,200	Canon, Inc.	2,162,517

TEXTILES, APPAREL & LUXURY GOODS—1.0%
71,200	Asics Corp.	1,306,604

TOBACCO—4.3%
137,000	Japan Tobacco, Inc.	5,342,962

WIRELESS TELECOMMUNICATION SERVICES—4.4%
181,200	KDDI Corp.	5,560,504
		124,609,904
	Total Common Stocks	124,609,904
	Total Long-Term Investments—99.6% (cost $103,456,624)	124,609,904

SHORT-TERM INVESTMENT—0.1%
UNITED STATES—0.1%
192,930	State Street Institutional U.S. Government Money Market Fund(c)	192,930
	Total Short-Term Investment—0.1% (cost $192,930)	192,930
	Total Investments—99.7% (cost $103,649,554) (d)	124,802,834
	Other Assets in Excess of Liabilities—0.3%	346,024
	Net Assets—100.0%	$125,148,858

(a)	All securities are fair valued. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors.
(d)	See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

July 31, 2016

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The State Street Institutional U.S. Government Money Market Fund has an objective to maintain a $1.00 NAV, which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2016

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments	$—	$124,609,904	$—	$124,609,904
Short-Term Investment	192,930	—	—	192,930
Total	$192,930	$124,609,904	$—	$124,802,834

Amounts listed as “-” are $0 or round to $0.

The Fund held no Level 3 securities at July 31, 2016.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2016, there were no significant changes to the fair valuation methodologies.

b. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

c. Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2016 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$103,649,554	$25,449,405	$(4,296,125)	$21,153,280

Item 2.         Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Japan Equity Fund, Inc.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
Aberdeen Japan Equity Fund, Inc.

Date: September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
Aberdeen Japan Equity Fund, Inc.

Date: September 28, 2016

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Japan Equity Fund, Inc.

Date: September 28, 2016